OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2016	2015

Prepaid expenses	$3,101	$1,760
Government authorities	13,991	10,888
Deferred tax assets	11,409	10,820
Advances to suppliers	2,831	2,976
Derivatives	2,570	2,060
Other receivables (see also note 10)	5,582	3,726

	$39,484	$32,230